Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Capital Stock [Abstract]
Schedule of activity in stock option plans
 Activity in the Company’s stock option plans for the year ended December 28, 2013 was as follows:

	Options	Weighted- average exercise price	Aggregate intrinsic value (in millions)
Outstanding, beginning of year	24,097,393	$25.92	$0.9
2013 Activity:
Granted	2,334,583	24.68
Canceled	(9,087,473)	30.03
Exercised	(9,615,848)	25.02
Outstanding, end of year	7,728,655	$21.85	$82.3
Exercisable, end of year (1)	3,168,122	$21.57	$34.6
Vested and expected to vest, end of year (2)	6,424,628	$21.69	$69.5

(1)	The remaining weighted-average contractual life of these options is 4.7 years.

(2)	The remaining weighted-average contractual life of these options is 6.1 years

Summary of weighted-average fair value of options granted

Weighted-average fair value of options granted during the year:
2011	$5.87
2012	4.50
2013	6.67

Summary of weighted-average assumptions used to value grants, by year
The weighted-average assumptions used to value Safeway’s grants of stock options through the first quarter, by year, are as follows:

	2014	2013
Expected life (in years)	6.25	6.25	-	6.50
Expected stock volatility	27.9%	33.0%
Risk-free interest rate	2.0%	1.3%
Expected dividend yield during the expected term	2.8%	3.8%

The following weighted-average assumptions used, by year, to value Safeway’s grants are as follows:

	2013			2012			2011
Expected life (in years)	6.25	–	6.5	6.25	–	6.5		6.5
Expected stock volatility	31.6%	–	33.0%	30.6%	–	33.9%	29.8%	–	34.1%
Risk-free interest rate	1.1%	–	2.1%	0.9%	–	1.3%	1.5%	–	2.7%
Expected dividend yield during the expected term	3.5%	–	4.0%	2.8%	–	3.7%	2.2%	–	2.7%

Summary of unvested restricted stock
The following table summarizes information about unvested Safeway restricted stock as of December 28, 2013:

	Awards	Weighted- average grant date fair value
Unvested, beginning of year	2,412,830	$22.16
Granted	747,708	23.43
Vested	(672,657)	22.31
Canceled	(255,618)	23.01
Unvested, end of year	2,232,263	$22.45

Schedule of share-based compensation expenses recognized as a component of operating and administrative expense
Total share-based compensation expenses for continuing operations recognized as a component of operating and administrative expense is as follows (in millions):

	2013	2012	2011
Share-based compensation expense	$50.4	$48.4	$44.4
Income tax benefit	(19.6)	(18.7)	(17.2)
Share-based compensation expense recognized in earnings, net of tax	$30.8	$29.7	$27.2